Fees and Expenses	Aug. 31, 2025
Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]	Fund Fees and Expenses
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab U.S. Mid-Cap ETF	Schwab U.S. Mid-Cap ETF [1]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
[1]	The information in the table has been restated to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	Example
Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab U.S. Mid-Cap ETF	Schwab U.S. Mid-Cap ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39

Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The information in the table has been restated to reflect current fees and expenses.
Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab U.S. Small-Cap ETF	Schwab U.S. Small-Cap ETF [1]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
[1]	The information in the table has been restated to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	Example
Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab U.S. Small-Cap ETF	Schwab U.S. Small-Cap ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39

Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The information in the table has been restated to reflect current fees and expenses.
Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab International Small-Cap Equity ETF	Schwab International Small-Cap Equity ETF [1]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%
[1]	The information in the table has been restated to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	Example
Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab International Small-Cap Equity ETF	Schwab International Small-Cap Equity ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77

Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The information in the table has been restated to reflect current fees and expenses.
Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Emerging Markets Equity ETF	Schwab Emerging Markets Equity ETF [1]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%
[1]	The information in the table has been restated to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	Example
Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Emerging Markets Equity ETF	Schwab Emerging Markets Equity ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77

Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The information in the table has been restated to reflect current fees and expenses.